Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments October 31, 2021
(Unaudited)
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
LONG-TERM INVESTMENTS - 104.9%
MUNICIPAL BONDS - 104.9%
Alabama - 1.0%
$ 3,980 Baldwin County Public Building Authority, Alabama, Building Revenue
Warrants, Jail Project, Series 2020, 4.000%, 3/01/45
3/30 at 100.00 AA $ 4,566,015
800 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/34 - BAM Insured
7/30 at 100.00 AA 1,014,056
1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A 1,416,596
2,660 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured, (UB)(4)
6/30 at 100.00 AA 2,772,279
930 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured(4)
6/30 at 100.00 AA 969,255
Tuscaloosa County Board of Education, Alabama, Special
Tax School Warrants, Series 2017:
960 5.000%, 2/01/36 2/27 at 100.00 AA- 1,149,062
795 5.000%, 2/01/37 2/27 at 100.00 AA- 949,961
1,050 5.000%, 2/01/43 2/27 at 100.00 AA- 1,247,999
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA 2,835,179
14,755 Total Alabama 16,920,402
Alaska - 0.6%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+(5) 1,300,629
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2 1,532,692
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+ 1,708,095
2,860 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50,
(AMT)
12/30 at 100.00 A 3,378,604
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
545 5.000%, 6/01/32 6/31 at 100.00 A- 701,862
540 5.000%, 6/01/33 6/31 at 100.00 A- 692,112
7,945 Total Alaska 9,313,994
Arizona - 1.2%
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2017A:
1,000 5.000%, 7/01/36 7/24 at 100.00 AA 1,112,480
1,000 5.000%, 7/01/37 7/24 at 100.00 AA 1,113,040
1,250 5.000%, 7/01/38 7/24 at 100.00 AA 1,390,250
1,000 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Tender Option Bond Trust 3256. As of 6/4/2015
Converted to Trust 2015-XF2046, 17.762%, 1/01/43, (Pre-refunded
1/01/22), 144A, (IF)(4)
1/22 at 100.00 AA-(5) 1,031,810
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017D:
35 3.000%, 7/01/22, 144A No Opt. Call BB 35,427
100 5.000%, 7/01/37, 144A 7/27 at 100.00 BB 115,754
1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB 1,141,440

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Arizona (continued)
$ 115 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+ $ 122,591
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
875 3.000%, 7/01/38 7/31 at 100.00 AA- 932,549
910 3.000%, 7/01/39 7/31 at 100.00 AA- 967,312
1,000 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 6.000%, 7/01/43
7/23 at 100.00 BB+ 1,068,510
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 BB 376,026
775 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/39
3/31 at 100.00 A+ 830,389
1,325 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49
7/30 at 100.00 AA- 1,395,251
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 A1 3,970,950
1,000 5.000%, 7/01/45 7/25 at 100.00 A1 1,147,480
225 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
7/24 at 100.00 BBB- 241,432
130 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
5.875%, 4/01/22
11/21 at 100.00 N/R 130,055
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 463,046
1,040 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 A 1,221,875
Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A:
135 3.900%, 9/01/24, 144A No Opt. Call BB+ 140,980
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+ 1,628,580
60 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 4.625%, 3/01/22, 144A
No Opt. Call BB+ 60,683
18,685 Total Arizona 20,637,910
Arkansas - 0.5%
1,000 Cabot, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2021B, 3.000%, 12/01/56, (WI/DD, Settling
11/17/21)
12/28 at 100.00 A+ 1,022,210
655 Gravette School District 20, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2020, 2.000%, 6/01/29
12/25 at 100.00 Aa2 673,137
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
3,270 2.000%, 6/01/37 12/26 at 100.00 Aa2 3,150,482
3,335 2.000%, 6/01/38 12/26 at 100.00 Aa2 3,193,629
550 Saint Francis County, Arkansas, Sales and Use Tax Bonds, Series 2020,
4.000%, 8/01/27 - BAM Insured
8/26 at 100.00 AA 626,670
8,810 Total Arkansas 8,666,128

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
California - 9.1%
$ 100 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, 2012 Election Series 2016C,
5.000%, 8/01/32
8/25 at 100.00 A1 $ 115,625
125 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2012F-1, 5.000%, 4/01/22
No Opt. Call AA 127,520
2,485 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/1/2031)
5/31 at 100.63 A1 2,986,995
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A 117,960
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43
No Opt. Call AAA 965,431
5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38, (UB)(4)
11/27 at 100.00 A1 6,126,250
1,185 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/35
3/26 at 100.00 A 1,311,428
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+ 244,528
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
5,000 4.000%, 11/01/38, (UB)(4) 11/27 at 100.00 AA- 5,767,350
5,000 5.000%, 11/01/47, (UB)(4) No Opt. Call AA- 7,332,800
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hosptial at Stanford,
Series 2017A:
775 5.000%, 11/15/37, (UB)(4) 11/27 at 100.00 AA- 943,462
1,000 5.000%, 11/15/42, (UB)(4) 11/27 at 100.00 AA- 1,211,780
115 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB(5) 122,772
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB 111,940
1,180 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36,
144A
7/26 at 100.00 BB 1,328,999
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities Project,
Series 2012A:
90 4.750%, 8/01/22 No Opt. Call BB 92,197
675 5.000%, 8/01/32 8/22 at 100.00 BB 687,487
365 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23
6/22 at 102.00 N/R 381,907
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A- 798,658
685 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30
8/27 at 100.00 A- 808,314
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
1,000 5.000%, 7/01/29 7/27 at 100.00 Baa2 1,204,350
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2 3,608,623
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2 1,942,815
6,735 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/36, (AMT)
6/28 at 100.00 BBB- 8,042,735
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+ 1,037,687
2,050 California Municipal Finance Authority, Student Housing Revenue Bonds,
CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021,
4.000%, 5/15/39 - BAM Insured
5/31 at 100.00 AA 2,390,730
855 California School Finance Authority School Facility Revenue Bonds, KIPP
LA Projects, Series 2015A, 3.625%, 7/01/25, 144A
No Opt. Call BBB 903,914

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
California (continued)
$ 1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35,
144A
8/25 at 100.00 BBB $ 1,129,530
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R(5) 28,151
305 5.000%, 8/01/24, 144A No Opt. Call BBB 340,386
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R(5) 40,842
325 5.000%, 8/01/25, 144A No Opt. Call BBB 374,478
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB 833,025
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R(5) 75,849
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R(5) 29,173
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB 257,778
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A
8/28 at 100.00 BBB 1,183,810
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB- 1,727,783
755 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A
10/22 at 100.00 BBB- 776,359
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R 766,864
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools ? Obligated Group, Series
2017G:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R 355,344
325 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 365,807
100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 106,460
640 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/22
No Opt. Call BBB 659,155
1,075 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 BBB 1,175,244
300 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB 342,378
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 5.000%, 8/01/36, (UB)(4)
8/26 at 100.00 Aa2 5,995,850
1,400 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 12/01/43
12/30 at 100.00 Aa2 1,793,568
California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds,
Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A- 968,690
830 5.000%, 10/01/32 10/26 at 100.00 A- 972,951
100 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 113,121
3,900 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/36, 144A
6/26 at 100.00 BB 4,477,005
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB 200,185
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1 1,190,530
1,600 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-1,
2.800%, 3/01/47, 144A
3/32 at 100.00 N/R 1,504,080

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
California (continued)
$ 4,000 El Cajon Redevelopment Agency Successor Agency, San Diego County,
California, Tax Allocation Bonds, Refunding Series 2018, 5.000%,
10/01/34 - BAM Insured
10/28 at 100.00 AA $ 4,960,720
3,500 Foothill-De Anza Community College District, Santa Clara County,
California, General Obligation Bonds, Election of 2020 Refunding Series
2021A, 3.000%, 8/01/39
8/31 at 100.00 AAA 3,867,185
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R 821,355
1,250 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35
9/23 at 103.00 N/R 1,354,462
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA- 67,894
1,400 Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%,
5/15/29, (AMT)
5/27 at 100.00 AA 1,689,478
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
2,500 5.000%, 5/15/44, (UB)(4) 5/29 at 100.00 Aa2 3,112,675
2,500 5.000%, 5/15/49, (UB)(4) 5/29 at 100.00 Aa2 3,109,075
Long Beach, California, Marina Revenue Bonds, Alamitos
Bay Marina Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB 352,429
745 5.000%, 5/15/26 5/25 at 100.00 BBB 841,470
750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 Aa2 856,552
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 Aa3 2,585,968
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 Aa3 587,635
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2017A:
1,000 5.000%, 5/15/33, (AMT) 5/27 at 100.00 Aa3 1,205,250
2,000 5.000%, 5/15/34, (AMT) 5/27 at 100.00 Aa3 2,411,280
1,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/33, (AMT)
11/27 at 100.00 Aa3 1,382,362
3,000 Los Angeles Regional Airports Improvement Corporation, California,
Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles
International Airport, Refunding Series 2012, 5.000%, 1/01/32
1/22 at 100.00 A- 3,022,140
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA 418,823
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29
12/23 at 100.00 B+ 2,065,074
Ontario International Airport Authority, California, Revenue
Bonds, Series 2021B:
500 4.000%, 5/15/37 - AGM Insured, (AMT) 5/31 at 100.00 AA 587,850
475 4.000%, 5/15/38 - AGM Insured, (AMT) 5/31 at 100.00 AA 557,142
565 4.000%, 5/15/39 - AGM Insured, (AMT) 5/31 at 100.00 AA 661,038
150 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Election 2010 Series 2012C, 4.250%, 8/01/52, (Pre-
refunded 8/01/22)
8/22 at 100.00 A1(5) 154,566
Rancho Mirage Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Merged Redevelopment
Project, Northside Sub-Area, Refunding Series 2016A:
1,085 3.000%, 4/01/30 - BAM Insured 4/26 at 100.00 AA 1,153,214
2,245 3.000%, 4/01/31 - BAM Insured 4/26 at 100.00 AA 2,368,565
1,215 Sacramento Area Flood Control Agency, California, Spcial Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%,
10/01/32 - BAM Insured
10/24 at 100.00 AA 1,365,709

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
California (continued)
Sacramento Regional Transit District, California, Revenue
Bonds, Refunding Series 2021A:
$ 1,000 4.000%, 3/01/40 3/31 at 100.00 A2 $ 1,180,000
1,050 4.000%, 3/01/41 3/31 at 100.00 A2 1,235,682
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 4, Refunding Series 2015F:
615 5.000%, 9/01/26 9/25 at 100.00 BBB+ 707,853
1,290 5.000%, 9/01/27 9/25 at 100.00 BBB+ 1,476,624
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R 331,869
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+ 1,197,170
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+ 597,830
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B:
2,000 5.000%, 7/01/34, (AMT) 7/29 at 100.00 A+ 2,475,620
1,000 5.000%, 7/01/35, (AMT) 7/29 at 100.00 A+ 1,235,770
1,000 5.000%, 7/01/36, (AMT) 7/29 at 100.00 A+ 1,232,600
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45,
(AMT), (UB)(4)
5/29 at 100.00 A1 12,104,900
1,280 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/33
8/26 at 100.00 A 1,509,824
2,000 State of California, 4.000%, 10/01/37, (UB)(4) 4/31 at 100.00 N/R 2,404,360
Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017:
585 5.000%, 1/01/25 No Opt. Call BBB 661,062
1,110 5.000%, 1/01/26 No Opt. Call BBB 1,291,363
530 5.000%, 1/01/28 No Opt. Call BBB 646,658
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County
Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 -
BAM Insured
9/26 at 100.00 AA 1,180,670
128,575 Total California 151,528,419
Colorado - 4.4%
640 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA 743,110
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 991,560
1,270 Arkansas River Power Authority, Colorado, Power Supply System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB 1,529,397
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+ 5,536,980
Castle Oaks Metropolitan District 3, Castle Rock, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
600 4.000%, 12/01/35 - AGM Insured 12/30 at 100.00 AA 715,452
780 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 AA 897,663
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R 547,305
Colorado Department of Transportation, Headquarters
Facilities Lease Purchase Agreement Certificates of
Participation, Series 2016:
1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2 1,174,850
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2 1,557,975
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB 539,480

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Colorado (continued)
$ 1,250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, DSST ? Northeast Campus Project, Series 2021, 3.000%,
8/01/41
8/31 at 100.00 Aa3 $ 1,307,000
300 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/42
12/22 at 100.00 BB+ 306,936
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Pinnacle Charter School, Refunding &
Improvement Series 2021A:
1,370 4.000%, 12/01/36 12/30 at 100.00 A+ 1,608,380
1,670 4.000%, 12/01/41 12/30 at 100.00 A+ 1,932,474
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 5.000%, 11/15/40
11/31 at 100.00 AA 3,875,670
800 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 4.000%, 10/01/35
10/30 at 100.00 A- 926,536
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
1,975 5.000%, 8/01/31 8/29 at 100.00 BBB+ 2,480,758
3,000 5.000%, 8/01/32 8/29 at 100.00 BBB+ 3,753,240
3,500 5.000%, 8/01/33 8/29 at 100.00 BBB+ 4,364,710
1,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 5.000%, 12/01/28, (UB)(4)
12/22 at 100.00 A+ 1,701,708
1,225 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/30
11/29 at 100.00 AA- 1,567,363
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
19.740%, 1/01/35, 144A, (IF)(4)
1/24 at 100.00 AA- 1,422,490
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018, 5.000%,
12/01/33
12/23 at 103.00 N/R 965,052
630 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/41
3/30 at 100.00 Aa2 737,736
Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended
& Restated Headquaters Facilities, Refunding Series 2020:
1,000 4.000%, 6/15/39 6/30 at 100.00 Aa2 1,172,270
1,320 4.000%, 6/15/40 6/30 at 100.00 Aa2 1,544,347
1,765 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/37
12/30 at 100.00 Aa2 2,095,108
2,500 Colorado State, Certificates of Participation, Rural Series 2021A, 5.000%,
12/15/34
12/31 at 100.00 Aa2 3,322,775
140 Costilla County School District R-30 Sierra Grande, Colorado, General
Obligation Bonds, Series 2019, 5.000%, 12/01/26
No Opt. Call Aa2 167,670
4,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/38, (AMT)
12/28 at 100.00 A+ 4,859,440
1,240 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/28
12/26 at 100.00 Baa2 1,456,144
2,985 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.000%, 12/01/40 - BAM Insured
12/31 at 100.00 AA 3,591,910
Gunnison County, Colorado, Certificates of Participation,
Series 2020B:
310 5.000%, 12/01/30 No Opt. Call Aa3 402,324
200 5.000%, 12/01/31 12/30 at 100.00 Aa3 258,548
Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA 1,558,738
1,665 5.500%, 12/01/36 12/27 at 100.00 AA 2,103,228
600 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/41 - AGM Insured
12/31 at 100.00 AA 689,520

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Colorado (continued)
$ 1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA $ 1,353,469
1,270 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/33
No Opt. Call A- 1,556,779
3,320 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2012A, 5.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 AA+(5) 3,479,294
595 Sorrel Ranch Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2020, 4.000%, 12/01/31
- AGM Insured
12/30 at 100.00 AA 718,921
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R 1,093,210
1,085 Weld County School District RE8, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/01/31
12/26 at 100.00 Aa2 1,306,004
61,545 Total Colorado 73,913,524
Connecticut - 1.9%
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/36 7/27 at 100.00 A 591,570
410 5.000%, 7/01/37 7/27 at 100.00 A 484,214
Connecticut State Health & Educational Facilities Authority:
5,000 3.000%, 7/01/39, (UB)(4) 7/31 at 100.00 N/R 5,288,150
2,275 4.000%, 7/01/40, (UB)(4) 7/31 at 100.00 N/R 2,660,590
Connecticut State, General Obligation Bonds, Series 2021A:
4,000 3.000%, 1/15/35 1/31 at 100.00 Aa3 4,395,880
8,200 3.000%, 1/15/37 1/31 at 100.00 Aa3 8,943,658
Harbor Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds, Harbor
Point Project, Refunding Series 2017:
1,500 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R 1,735,260
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R 7,353,097
28,350 Total Connecticut 31,452,419
Delaware - 0.1%
515 Delaware Economic Development Authority, Delaware, Delaware, First
State Montessori Academy, Inc. Project, Series 2019A, 4.000%, 8/01/29
No Opt. Call BBB- 554,336
290 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+ 303,238
240 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Series 2012, 3.875%, 9/01/22
3/22 at 100.00 BBB+ 242,479
540 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Series 2021, 4.000%, 9/01/41, (WI/DD, Settling
12/07/21)
9/31 at 100.00 BBB+ 616,572
1,585 Total Delaware 1,716,625
District of Columbia - 2.7%
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+ 2,347,540
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA 2,408,880
5,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49, (UB)(4)
4/28 at 100.00 AAA 6,059,250
1,000 District of Columbia, General Obligation Bonds, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 Aaa 1,175,650
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1 1,170,500
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/40, (UB)(4)
9/29 at 100.00 AAA 5,857,000

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
District of Columbia (continued)
District of Columbia, Income Tax Secured Revenue Bonds,
Series 2020C:
$ 3,110 4.000%, 5/01/40 5/30 at 100.00 AAA $ 3,679,970
5,000 4.000%, 5/01/45, (UB)(4) 5/30 at 100.00 AAA 5,834,600
District of Columbia, Revenue Bonds, Association of
Amercian Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+(5) 1,090,660
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+(5) 1,090,660
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+(5) 627,129
1,600 District of Columbia, Revenue Bonds, Gallaudet University, Series 2021A,
5.000%, 4/01/46
4/31 at 100.00 A+ 1,998,496
5,000 District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A- 5,915,800
2,000 District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series
2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+ 2,348,800
2,000 District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series
2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+ 2,348,800
District of Columbia, Revenue Bonds, KIPP DC Issue, Series
2019:
250 5.000%, 7/01/28 No Opt. Call BBB+ 305,780
250 5.000%, 7/01/29 No Opt. Call BBB+ 311,663
1,250 4.000%, 7/01/44 7/29 at 100.00 BBB+ 1,391,737
39,035 Total District of Columbia 45,962,915
Florida - 9.6%
Alachua County Health Facilities Authority:
325 4.000%, 10/01/30, (WI/DD, Settling 11/17/21) 10/27 at 103.00 BBB 363,321
800 4.000%, 10/01/40, (WI/DD, Settling 11/17/21) 10/27 at 103.00 BBB 875,224
210 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Refunding Series 2019B-1, 5.000%,
12/01/21
No Opt. Call A 210,792
750 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
9/23 at 100.00 BBB 792,743
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3 6,051,500
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A1 2,323,083
Broward County, Florida, Airport System Revenue Bonds,
Series 2019A:
2,750 5.000%, 10/01/37, (AMT) 10/29 at 100.00 A1 3,391,795
1,750 5.000%, 10/01/39, (AMT) 10/29 at 100.00 A1 2,149,682
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3 1,759,319
3,680 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2018, 5.000%, 7/01/43
7/28 at 100.00 A+ 4,454,051
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA- 3,481,964
500 Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series
2020, 5.000%, 12/01/32
12/29 at 100.00 AA+ 645,050
Cocoa, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2018C:
1,225 5.000%, 10/01/36 10/28 at 100.00 AA 1,516,072
1,315 5.000%, 10/01/37 10/28 at 100.00 AA 1,623,959
1,000 5.000%, 10/01/38 10/28 at 100.00 AA 1,232,050
Deerfield Beach, Florida, Capital Improvement Revenue
Bonds, Series 2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA 3,575,434
1,200 5.000%, 12/01/38 12/28 at 100.00 AA 1,494,888

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Florida (continued)
Florida Atlantic University FAU Finance Corporation, Capital
Improvement Revenue Bonds, Student Housing Project,
Series 2019B:
$ 2,495 4.000%, 7/01/37 7/29 at 100.00 A1 $ 2,892,079
2,295 4.000%, 7/01/38 7/29 at 100.00 A1 2,646,181
340 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A, 5.750%, 7/01/24
No Opt. Call N/R 356,174
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R 191,104
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 430,195
170 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 N/R 190,963
2,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 2,159,960
4,525 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series
2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put 1/1/2029), 144A
11/21 at 104.00 N/R 4,586,223
560 Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility
System, Refunding Series 2019, 5.000%, 10/01/29 - AGM Insured
No Opt. Call AA 720,132
1,000 Florida Gulf Coast University Finanacing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2019A, 3.000%, 2/01/39
2/30 at 100.00 A+ 1,056,120
Florida State Board of Governors, Dormitory Revenue
Bonds, Florida International University, Refunding Series
2021A:
1,200 2.000%, 7/01/38 - BAM Insured 7/31 at 100.00 AA 1,155,384
1,080 2.000%, 7/01/40 - BAM Insured 7/31 at 100.00 AA 1,026,799
1,385 2.000%, 7/01/41 - BAM Insured 7/31 at 100.00 AA 1,300,529
3,465 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/44
10/28 at 100.00 Aa3 3,955,367
Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A:
2,560 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 3,053,107
4,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 4,969,320
Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series
2017A:
1,010 5.000%, 10/01/32, (AMT) 10/27 at 100.00 A1 1,221,151
400 5.000%, 10/01/34, (AMT) 10/27 at 100.00 A1 481,964
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 AA- 880,372
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (AMT)
10/23 at 100.00 A+ 3,282,990
10,535 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 A 11,951,852
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R 1,266,543
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health
Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA 1,976,254
725 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/39
11/29 at 100.00 A 828,769
1,200 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A,
5.000%, 6/15/24
6/22 at 100.00 BB- 1,219,032

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Florida (continued)
Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016:
$ 1,110 5.000%, 10/01/24, (AMT) No Opt. Call AA- $ 1,249,061
605 5.000%, 10/01/26, (AMT) No Opt. Call AA- 720,573
1,225 Lee County, Florida, Tourist Development Tax Revenue Bonds, Refunding
Series 2019A, 5.000%, 10/01/30
10/29 at 100.00 Aa2 1,577,555
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3 1,220,385
5,000 Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds,
Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46, (UB)(4)
1/29 at 100.00 AA 5,695,050
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A- 927,953
250 5.000%, 11/15/26 11/24 at 100.00 A- 281,725
375 5.000%, 11/15/27 11/24 at 100.00 A- 420,690
500 5.000%, 11/15/28 11/24 at 100.00 A- 559,095
Miami Dade County, Florida, Rickenbacker Causeway
Revenue Bonds, Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A- 1,006,065
920 5.000%, 10/01/28 10/24 at 100.00 A- 1,027,079
500 5.000%, 10/01/30 10/24 at 100.00 A- 557,750
1,800 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port
of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30, (Pre-
refunded 3/01/23), 144A
3/23 at 100.00 N/R(5) 1,912,104
4,870 Miami-Dade County Health Facilities Authority, 4.000%, 8/01/42, (UB), (WI/
DD, Settling 11/10/21)
8/31 at 100.00 A+ 5,616,863
705 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2012A, 5.000%, 10/01/25, (Pre-refunded
10/01/22), (AMT)
10/22 at 100.00 A2(5) 735,364
1,145 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 A2 1,285,263
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A 1,182,340
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A 4,849,080
8,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/41 - AGM Insured, (AMT)
10/31 at 100.00 AA 9,330,160
1,400 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/44
4/31 at 100.00 AA- 1,645,364
2,290 Orange County, Florida, Tourist Development Tax Revenue Bonds,
Refunding Series 2016B, 4.000%, 10/01/34
10/26 at 100.00 Aa2 2,600,959
1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 -
AGM Insured
11/27 at 100.00 AA 1,203,780
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
400 5.000%, 10/01/35 10/29 at 100.00 BBB+ 502,236
250 5.000%, 10/01/36 10/29 at 100.00 BBB+ 313,145
250 5.000%, 10/01/38 10/29 at 100.00 BBB+ 311,840
250 5.000%, 10/01/39 10/29 at 100.00 BBB+ 311,018
495 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 5.000%, 8/15/27
No Opt. Call AA- 607,504
425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3 491,406
505 Pinellas County School Board, Florida, Certificates of Participation, Master
Lease Program, Seris 2017A, 5.000%, 7/01/37
7/27 at 100.00 Aa3 607,005
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1 1,040,043
1,360 Saint Petersburg, Florida, Public Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/41
4/31 at 100.00 Aa2 1,629,661

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Florida (continued)
Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A:
$ 265 4.000%, 6/15/30, 144A No Opt. Call Ba1 $ 299,813
280 4.000%, 6/15/31, 144A No Opt. Call Ba1 318,013
South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016:
65 5.000%, 5/01/23 No Opt. Call AA 69,603
2,000 4.000%, 5/01/33 5/26 at 100.00 AA 2,237,920
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35
10/23 at 100.00 AA+ 543,115
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A+ 1,581,013
1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A+ 623,370
Tampa, Florida, Water and Wastewater Systems Revenue
Bonds, Series 2020A:
1,500 4.000%, 10/01/44, (UB)(4) 10/30 at 100.00 AAA 1,787,955
6,000 4.000%, 10/01/48, (UB)(4) 10/30 at 100.00 AAA 7,111,020
10 Tolomato Community Development District, Florida, Special Assessment
Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%,
5/01/40(6)
5/22 at 100.00 N/R 8,913
5 Tolomato Community Development District, Florida, Special Assessment
Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22(7)
No Opt. Call N/R 0
20 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-1, 0.000%, 5/01/40(6)
11/21 at 100.00 N/R 20,057
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40(6)
11/21 at 100.00 N/R 11,668
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40(7)
11/21 at 100.00 N/R 0
1,500 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 2.850%, 5/01/36
5/29 at 100.00 N/R 1,499,985
Wildwood Utility Dependent District, Florida, Revenue
Bonds, South Sumter Utility Project, Series 2021:
750 5.000%, 10/01/36 - BAM Insured 10/31 at 100.00 AA 946,485
1,000 5.000%, 10/01/41 - BAM Insured 10/31 at 100.00 AA 1,247,110
1,250 5.000%, 10/01/46 - BAM Insured 10/31 at 100.00 AA 1,534,725
139,710 Total Florida 160,998,372
Georgia - 1.3%
2,210 Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%,
1/01/31, (Pre-refunded 1/01/22), (AMT)
1/22 at 100.00 Aa3(5) 2,227,017
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40,
(AMT), (UB)(4)
7/29 at 100.00 Aa3 5,674,150
220 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 22.645%, 3/01/23, 144A, (IF)(4)
No Opt. Call Aa2 377,408
Brookhaven Development Authority, Georgia, Revenue
Bonds, Children's Healthcare of Atlanta, Inc. Project, Series
2019A:
1,335 4.000%, 7/01/44, (UB)(4) 7/29 at 100.00 AA+ 1,538,894
3,665 4.000%, 7/01/49, (UB)(4) 7/29 at 100.00 AA+ 4,197,195
Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A:
2,390 5.000%, 4/01/35 4/27 at 100.00 A 2,846,633
1,380 5.000%, 4/01/37 4/27 at 100.00 A 1,641,303
100 Dalton Development Authority, Georgia, Revenue Bonds, Hamilton Health
Care System Inc., Series 2012A, 3.000%, 8/15/25
8/22 at 100.00 AA- 101,895

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Georgia (continued)
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
$ 600 2.300%, 6/01/27 No Opt. Call AAA $ 635,184
675 2.350%, 12/01/27 No Opt. Call AAA 716,884
1,120 Private Colleges & Universities Authority, 4.000%, 4/01/39, (WI/DD,
Settling 11/10/21)
4/31 at 100.00 AA- 1,303,590
18,695 Total Georgia 21,260,153
Hawaii - 1.5%
Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Mid-Pacific Project, Series 2020:
300 4.000%, 1/01/25 No Opt. Call BBB+ 326,412
500 4.000%, 1/01/26 No Opt. Call BBB+ 554,000
665 4.000%, 1/01/27 No Opt. Call BBB+ 748,232
350 4.000%, 1/01/28 No Opt. Call BBB+ 398,556
360 4.000%, 1/01/29 No Opt. Call BBB+ 414,554
250 4.000%, 1/01/30 No Opt. Call BBB+ 290,190
275 4.000%, 1/01/31 1/30 at 100.00 BBB+ 316,976
270 4.000%, 1/01/32 1/30 at 100.00 BBB+ 309,671
200 4.000%, 1/01/33 1/30 at 100.00 BBB+ 228,830
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A 1,719,648
2,000 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A+ 2,279,420
8,800 Hawaii State, Airport System Revenue Bonds, Taxable Series 2020A,
5.000%, 7/01/34, (AMT)
7/30 at 100.00 A+ 11,033,704
Hawaii State, General Obligation Bonds, Series 2011DZ:
990 5.000%, 12/01/30, (Pre-refunded 12/01/21) 12/21 at 100.00 N/R(5) 993,831
610 5.000%, 12/01/30, (Pre-refunded 12/01/21) 12/21 at 100.00 AA+(5) 612,385
2,000 Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37 1/29 at 100.00 AA+ 2,493,740
500 Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds,
Series 2021A, 3.000%, 7/01/41
7/31 at 100.00 AAA 544,165
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 Aa1 2,306,360
21,670 Total Hawaii 25,570,674
Idaho - 0.9%
Boise State University, Idaho, General Revenue Bonds,
Series 2018A:
575 5.000%, 4/01/38 4/28 at 100.00 Aa3 696,480
600 5.000%, 4/01/39 4/28 at 100.00 Aa3 725,490
Boise-Kuna Irrigation District, Ada and Canyon Counties,
Idaho, Arrowrock Hydroelectric Project Revenue Bonds,
Refunding Series 2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3 563,540
1,000 5.000%, 6/01/30 12/24 at 100.00 A3 1,125,120
2,090 5.000%, 6/01/31 12/24 at 100.00 A3 2,348,115
Canyon County School District 139, Idaho, General
Obligation Bonds, Series 2019B:
1,000 5.000%, 9/15/37 3/29 at 100.00 Aaa 1,249,640
750 5.000%, 9/15/39 3/29 at 100.00 Aaa 933,645
3,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R 3,003,210
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A 1,531,187
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA- 1,007,708
100 Idaho State University, General Revenue Bonds, Refunding Series 2016,
5.000%, 4/01/23
No Opt. Call A1 106,270
1,070 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27
9/22 at 100.00 A3 1,107,493
12,800 Total Idaho 14,397,898

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Illinois - 5.3%
Beford Park Village, Illinois, Hotel and Motel Tax Revenue
Bonds, Refunding Series 2015A:
$ 920 4.000%, 12/01/22 No Opt. Call Baa2 $ 945,879
1,395 4.000%, 12/01/23 No Opt. Call Baa2 1,473,148
1,000 Board of Trustees of Southern Illinois University, Housing and Auxiliary
Facilities System Revenue Bonds, Refunding Series 2021A, 4.000%,
4/01/40 - BAM Insured
4/31 at 100.00 AA 1,154,420
1,985 Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34
1/28 at 100.00 AA 2,425,253
662 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
11/21 at 100.00 N/R 662,429
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2014A:
2,000 5.000%, 1/01/27 1/24 at 100.00 A 2,189,760
3,000 5.000%, 1/01/30 1/24 at 100.00 A 3,279,870
Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2019A:
725 5.000%, 12/01/38 12/29 at 100.00 AA+ 914,957
760 5.000%, 12/01/39 12/29 at 100.00 AA+ 949,879
795 5.000%, 12/01/40 12/29 at 100.00 AA+ 989,107
770 5.000%, 12/01/41 12/29 at 100.00 AA+ 957,102
Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2019B:
930 5.000%, 12/01/38 12/29 at 100.00 AA+ 1,177,705
975 5.000%, 12/01/39 12/29 at 100.00 AA+ 1,233,746
6,415 Hoffman Estates Park District, Cook County, Illinois, General Obligation
Bonds, Refunding Series 2020A, 5.000%, 12/01/40 - BAM Insured
12/30 at 100.00 AA+ 7,929,582
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A 115,302
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
875 5.000%, 10/01/34 10/30 at 100.00 BBB+ 1,101,380
750 5.000%, 10/01/35 10/30 at 100.00 BBB+ 942,653
115 Illinois Finance Authority, Local Government Program Revenue Bonds,
Elmhurst Community Unit School District 205 Project, Series 2019,
5.000%, 1/01/29
1/28 at 100.00 AA+ 142,659
360 Illinois Finance Authority, Revenue Bonds,  Centegra Health System,
Tender Option Bond Trust 2016-XF2339, 17.722%, 9/01/32, 144A, (IF)(4)
9/22 at 100.00 AA+ 417,013
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
900 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) 5/25 at 100.00 AA(5) 1,040,850
145 5.000%, 5/01/45, (UB)(4) 5/25 at 100.00 N/R 167,147
4,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's
Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35, (UB)(4)
8/27 at 100.00 AA 4,808,160
4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44
1/28 at 100.00 A 5,100,300
Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst
Healthcare, Series 2017A:
100 5.000%, 1/01/23 No Opt. Call A 105,415
3,000 5.000%, 1/01/36 1/27 at 100.00 A 3,515,880
5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A, 4.000%, 7/01/37
7/26 at 100.00 AA- 5,592,100
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Series 2017A:
170 5.000%, 7/15/22 No Opt. Call AA+ 175,702
2,400 4.000%, 7/15/36, (UB)(4) 1/28 at 100.00 AA+ 2,765,736
1,500 4.000%, 7/15/37, (UB)(4) 1/28 at 100.00 AA+ 1,724,175
475 4.000%, 7/15/47, (UB)(4) 1/28 at 100.00 AA+ 540,312
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 4.000%, 11/15/33
11/25 at 100.00 A 1,106,450

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Illinois (continued)
$ 220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3 $ 237,664
5,000 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/39
8/31 at 100.00 AA- 5,923,550
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3 947,536
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 AA- 6,092,852
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2017A, 5.000%,
11/01/33 - AGM Insured
11/26 at 100.00 AA 845,539
2,275 McHenry and Lake Counties Community High School District 156, Illinois,
General Obligation Bonds, Series 2019, 5.000%, 2/01/30
2/28 at 100.00 Aa3 2,819,203
570 Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series
2019B, 3.000%, 12/01/37
12/26 at 100.00 AA+ 606,776
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,300 4.000%, 10/01/38 - BAM Insured 4/31 at 100.00 AA 1,520,961
850 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 AA 992,001
400 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 AA 464,588
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB 1,097,100
150 Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose
Series 2013A, 4.000%, 12/01/32
12/22 at 100.00 Aa1 155,585
Saint Charles, Illinois, General Obligation Bonds, Corporate
Purpose Series 2020A:
610 4.000%, 12/01/29 12/28 at 100.00 Aa1 734,354
535 4.000%, 12/01/31 12/28 at 100.00 Aa1 634,232
425 Saint Charles, Illinois, General Obligation Bonds, Refunding Corporate
Purpose Series 2020B, 4.000%, 12/01/29
12/28 at 100.00 Aa1 511,641
Stephenson County School District 145, Freeport, Illinois,
General Obligation Bonds, Limited School Series 2018A:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA 746,914
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA(5) 173,813
100 University of Illinois, Auxiliary Facilities System Revenue Bonds, Series
2014A, 5.000%, 4/01/39
4/24 at 100.00 A+ 109,705
100 University of Illinois, UIC South Campus Development Project Revenue
Bonds, Series 2003, 5.000%, 1/15/23 - NPFG Insured
11/21 at 100.00 A+ 100,356
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+ 4,649,880
1,000 Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%,
12/01/43
12/22 at 100.00 Aaa 1,031,900
2,500 Winnetka, Cook County, Illinois, General Obligation Bonds, Series 2014,
5.000%, 12/15/43, (Pre-refunded 12/15/21)
12/21 at 100.00 Aaa 2,514,500
75,877 Total Illinois 88,554,721

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Indiana - 5.9%
$ 5,195 Center Grove Multi-Facility School Building Corporation, Johnson County,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C,
5.500%, 7/10/39
1/31 at 100.00 AA+ $ 6,857,192
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,080,300
GCS School Building Corporation One, Elkhart County,
Indiana, First Mortgage Bonds, Series 2019:
565 5.000%, 1/15/26 No Opt. Call AA+ 662,350
580 5.000%, 7/15/26 No Opt. Call AA+ 689,324
590 5.000%, 1/15/27 No Opt. Call AA+ 710,012
605 5.000%, 7/15/27 No Opt. Call AA+ 736,194
620 5.000%, 1/15/28 No Opt. Call AA+ 762,922
635 5.000%, 7/15/28 No Opt. Call AA+ 789,629
655 5.000%, 1/15/29 No Opt. Call AA+ 822,883
670 5.000%, 7/15/29 No Opt. Call AA+ 849,674
685 5.000%, 1/15/30 7/29 at 100.00 AA+ 867,237
405 5.000%, 7/15/30 7/29 at 100.00 AA+ 512,803
720 5.000%, 1/15/31 7/29 at 100.00 AA+ 909,295
740 5.000%, 7/15/31 7/29 at 100.00 AA+ 934,761
Hamilton Southeastern Consolidated School Building
Corporation, Hamilton County, Indiana, First Mortgage
Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+ 846,629
795 5.000%, 7/15/36 1/28 at 100.00 AA+ 958,460
500 5.000%, 7/15/37 1/28 at 100.00 AA+ 601,630
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+ 1,200,690
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA- 960,041
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Refunding Series 2014A:
560 5.000%, 2/01/26 2/24 at 100.00 A- 612,847
425 5.000%, 2/01/27 2/24 at 100.00 A- 463,900
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Series 2019:
1,100 5.000%, 2/01/33 8/29 at 100.00 A- 1,370,237
1,350 5.000%, 2/01/35 8/29 at 100.00 A- 1,674,567
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Series 2021:
1,610 4.000%, 2/01/42 8/31 at 100.00 A- 1,877,356
1,675 4.000%, 2/01/43 8/31 at 100.00 A- 1,948,846
2,420 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1 2,871,040
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A2 4,492,946
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3 280,180
2,800 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Bond Series 2019A, 5.000%, 2/01/38
2/29 at 100.00 AAA 3,505,656
3,500 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Bonds, Series 2019C, 5.000%, 2/01/32
2/29 at 100.00 AAA 4,448,255
Indiana Finance Authority, State Revolving Fund Program
Bonds, Series 2019D:
1,715 5.000%, 2/01/35, (AMT) 2/29 at 100.00 AAA 2,140,749
1,800 5.000%, 2/01/36, (AMT) 2/29 at 100.00 AAA 2,237,472
800 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/36
10/31 at 100.00 AA- 964,448
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2011A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+ 2,343,341

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Indiana (continued)
Indiana Municipal Power Agency Power Supply System
Revenue Bonds, Refunding Series 2016C:
$ 1,240 5.000%, 1/01/27 7/26 at 100.00 A+ $ 1,481,478
1,420 5.000%, 1/01/38 7/26 at 100.00 A+ 1,681,805
1,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2013A, 5.250%, 1/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 A+(5) 1,082,610
670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+ 804,221
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/49, (UB)(4)
2/29 at 100.00 AAA 6,101,150
1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series
2018V, 5.000%, 7/01/36
7/28 at 100.00 AA 1,985,051
400 Knox County, Indiana, Economic Development Revenue and Refunding
Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27
4/22 at 100.00 Baa3 407,588
1,000 Lawrence Township School Building Corporation, Indiana, First Mortgage
Bonds, Series 2020, 2.000%, 7/15/34
7/30 at 100.00 AA+ 996,500
2,240 Lawrenceburg Multi-School Building Corporation, Indiana, Ad Valorem
Property Tax First  Mortgage Bonds, Series 2021, 4.000%, 7/15/39
7/31 at 100.00 AA+ 2,668,019
720 Noblesville Multi School Building Corporation, Hamilton County, Indiana,
First Mortgage Revenue Bonds, Series 2021, 3.000%, 7/15/37
7/29 at 100.00 AA+ 775,958
North Montgomery High School Building Corporation,
Indiana, First Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+ 2,800,078
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+ 2,919,059
Plymouth Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+ 2,035,898
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+ 4,464,108
Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project,  Refunding Series 2015A:
500 5.000%, 1/01/28 1/25 at 100.00 A 558,180
815 5.000%, 1/01/29 1/25 at 100.00 A 906,345
Silver Creek School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2021:
1,300 3.000%, 1/15/36 7/31 at 100.00 AA+ 1,423,240
725 3.000%, 1/15/37 7/31 at 100.00 AA+ 791,316
Vinton-Tecumseh School Building Corporation, Tippecanoe
County, Indiana, First Mortgage Bonds, Series 2021:
1,200 3.000%, 7/15/39 1/31 at 100.00 AA+ 1,306,680
1,250 3.000%, 7/15/40 1/31 at 100.00 AA+ 1,358,213
500 3.000%, 1/15/41 1/31 at 100.00 AA+ 541,805
Whitley County Middle School Building Corporation,
Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590 5.000%, 7/15/37 1/30 at 100.00 AA+ 1,987,357
3,300 5.000%, 7/15/38 1/30 at 100.00 AA+ 4,116,387
1,710 5.000%, 1/15/39 1/30 at 100.00 AA+ 2,128,420
81,630 Total Indiana 98,305,332
Iowa - 0.3%
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
800 4.000%, 6/01/36 6/31 at 100.00 A- 943,440
800 4.000%, 6/01/37 6/31 at 100.00 A- 940,376
800 4.000%, 6/01/38 6/31 at 100.00 A- 933,840
1,000 4.000%, 6/01/39 6/31 at 100.00 A- 1,167,870
1,000 4.000%, 6/01/40 6/31 at 100.00 A- 1,164,090
4,400 Total Iowa 5,149,616

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Kansas - 1.1%
$ 1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba1 $ 1,227,575
4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA 4,849,880
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3 237,611
1,250 Kansas State Independent College Finance Authority, Revenue
Anticipation Notes, Ottawa University, Private Education Short-Term
Loan Program, Series 2021C, 4.125%, 5/01/22
No Opt. Call N/R 1,264,225
2,100 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A, 5.000%, 9/01/37
9/29 at 100.00 Aa2 2,662,380
1,495 Sedgwick County Unified School District 266 Maize, Harvey County,
Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31
9/27 at 100.00 AA 1,731,644
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/35
9/25 at 100.00 AA- 2,305,120
2,690 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019B, 5.000%, 3/01/33
3/30 at 100.00 AA- 3,445,083
14,815 Total Kansas 17,723,518
Kentucky - 0.5%
775 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 789,268
375 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 3.000%, 7/01/46
7/31 at 100.00 A 389,891
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2 880,267
1,180 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/1/2027)
No Opt. Call A1 1,177,829
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
1,315 4.000%, 9/01/29 - AGM Insured 9/28 at 100.00 AA 1,548,084
1,415 2.000%, 9/01/32 - AGM Insured 9/28 at 100.00 AA 1,408,010
1,525 2.125%, 9/01/34 - AGM Insured 9/28 at 100.00 AA 1,525,823
7,335 Total Kentucky 7,719,172
Louisiana - 1.9%
1,850 Ascension Parishwide School District, Louisiana, General Obligation
Bonds, School Series 2020, 4.000%, 3/01/39
3/30 at 100.00 AA 2,188,587
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB 389,946
350 4.000%, 10/01/35 10/30 at 100.00 BBB 388,479
350 4.000%, 10/01/36 10/30 at 100.00 BBB 386,582
350 4.000%, 10/01/37 10/30 at 100.00 BBB 384,664
Greater New Orleans Expressway Commission, Louisiana,
Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000 5.000%, 11/01/36 - AGM Insured 11/25 at 100.00 AA 1,158,730
805 5.000%, 11/01/37 - AGM Insured 11/25 at 100.00 AA 931,546
4,000 5.000%, 11/01/42 - AGM Insured 11/25 at 100.00 AA 4,598,880
700 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.?Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/40 - AGM Insured
10/30 at 100.00 AA 806,561
200 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R 220,834
860 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Loyola
University of New Orleans Project, Series 2021, 4.000%, 10/01/38
10/31 at 100.00 Baa1 979,187

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Louisiana (continued)
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding Series
2017:
$ 2,000 5.000%, 5/15/33 5/27 at 100.00 A $ 2,380,940
2,000 5.000%, 5/15/34 5/27 at 100.00 A 2,377,000
2,640 5.000%, 5/15/35 5/27 at 100.00 A 3,133,337
100 Louisiana State University and Agricultural and Mechanical College
Board of Supervisors, Auxiliary Revenue Bonds, Refunding Series 2014,
5.000%, 7/01/22
No Opt. Call A+ 103,054
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A2 472,584
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A2 589,745
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A2 418,559
Port New Orleans Board of Commissioners, Louisiana,
Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA 3,553,080
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA 1,015,755
2,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/1/2024)
No Opt. Call BBB- 2,062,180
Tangipahoa Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, North Oaks Health System Project,
Refunding Series 2021:
1,625 4.000%, 2/01/37 2/31 at 100.00 A- 1,886,202
1,720 4.000%, 2/01/39 2/31 at 100.00 A- 1,987,013
28,015 Total Louisiana 32,413,445
Maine - 0.1%
1,155 Portland, Maine, General Airport Revenue Bonds, Refunding Green Series
2019, 4.000%, 1/01/40
1/30 at 100.00 BBB+ 1,299,733
Maryland - 1.5%
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 Baa3 285,575
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2012:
1,000 5.000%, 7/01/25 7/22 at 100.00 BBB+ 1,029,850
1,000 5.000%, 7/01/26 7/22 at 100.00 BBB+ 1,029,420
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36
1/22 at 100.00 Baa3 504,860
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+(5) 1,350,108
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+(5) 725,819
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A(5) 2,380,039
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A 1,223,270
650 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 3.000%, 7/01/38
7/31 at 100.00 Aa2 719,556
7,700 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/48
10/28 at 100.00 AA+ 9,397,080
5,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31
7/28 at 100.00 AAA 6,258,250
21,045 Total Maryland 24,903,827

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Massachusetts - 2.3%
$ 4,335 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/39
7/31 at 100.00 AA $ 5,207,072
1,060 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2021A, 2.000%, 5/01/37
5/30 at 100.00 Aa2 1,021,437
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A 1,909,498
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
350 5.000%, 7/01/38 7/31 at 100.00 A- 448,963
400 5.000%, 7/01/39 7/31 at 100.00 A- 511,824
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
680 4.000%, 7/01/46 7/31 at 100.00 Baa2 769,950
2,355 4.000%, 7/01/51 7/31 at 100.00 Baa2 2,656,134
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
1,350 5.000%, 7/01/34 1/29 at 100.00 BBB+ 1,649,281
1,255 5.000%, 7/01/36 1/29 at 100.00 BBB+ 1,527,147
Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2021B:
1,060 5.000%, 7/01/36, (AMT) 7/31 at 100.00 Aa2 1,358,093
1,000 5.000%, 7/01/37, (AMT) 7/31 at 100.00 Aa2 1,277,560
3,500 Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%,
7/01/44
7/29 at 100.00 Aa2 4,362,820
2,085 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018B, 4.000%, 2/15/43
2/24 at 100.00 AA+ 2,233,202
3,500 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/37
4/27 at 100.00 Aa1 4,244,205
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 Aa1 4,771,441
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020D, 5.000%, 7/01/48
7/30 at 100.00 Aa1 5,019,760
32,475 Total Massachusetts 38,968,387
Michigan - 2.4%
1,200 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/39
5/30 at 100.00 AA 1,428,984
Coldwater Communiuty Schools, Branch County, Michigan,
General Obligation Bonds, School Building & Site Series
2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA 619,038
1,220 5.000%, 5/01/42 5/28 at 100.00 AA 1,477,823
Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016:
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R(5) 5,963
95 5.000%, 5/15/26 No Opt. Call A2 112,996
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43, (UB)(4)
11/28 at 100.00 Aa3 1,212,930
Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Calvin University, Refunding
Series 2021:
505 5.000%, 9/01/36 9/31 at 100.00 A- 638,860
1,205 5.000%, 9/01/37 9/31 at 100.00 A- 1,520,011
385 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 357,627
3,315 Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group,
Refunding Series 2011MI, 5.000%, 12/01/39, (Pre-refunded 12/01/21)
12/21 at 100.00 AA-(5) 3,327,962
4,450 Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group,
Refunding Series 2015MI, 5.000%, 12/01/34, (Pre-refunded 6/01/22)
6/22 at 100.00 AA-(5) 4,574,778

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Michigan (continued)
$ 1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36
12/30 at 100.00 A- $ 1,174,370
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/41
1/31 at 100.00 BB+ 1,098,060
810 Michigan State, General Obligation Bonds, Environmental Program, Series
2020A, 4.000%, 5/15/40
5/30 at 100.00 Aa1 960,498
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45, (UB)(4)
11/30 at 100.00 AA+ 5,833,400
5,100 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 5.000%, 11/15/35
11/31 at 100.00 AA+ 6,733,734
Oakland University, Michigan, General Revenue Bonds,
Series 2019:
930 5.000%, 3/01/39 3/29 at 100.00 A1 1,147,852
1,000 5.000%, 3/01/40 3/29 at 100.00 A1 1,232,190
1,025 5.000%, 3/01/41 3/29 at 100.00 A1 1,261,109
1,900 Ottawa County, Michigan, General Obligation Bonds, Refunding Water
Supply System Series 2015, 5.000%, 8/01/30
2/25 at 100.00 Aaa 2,176,944
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/33
3/24 at 100.00 A+ 2,426,006
1,140 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/35
11/25 at 100.00 Aa3 1,321,294
34,995 Total Michigan 40,642,429
Minnesota - 0.6%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R 5,071,617
710 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
8/22 at 102.00 BB+ 739,572
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019:
1,155 3.000%, 12/01/29 No Opt. Call BBB- 1,215,176
1,895 5.000%, 12/01/39 12/29 at 100.00 BBB- 2,304,547
1,165 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%,
1/01/24
1/23 at 100.00 N/R 1,166,130
9,505 Total Minnesota 10,497,042
Mississippi - 0.5%
750 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center Facilities Expansion
and Renovation Project, Series 2012A, 5.000%, 6/01/41, (Pre-refunded
6/01/22)
6/22 at 100.00 Aa2(5) 771,030
Mississippi Development Bank, Special Obligation Bonds,
Meridian Water and Sewer System, Green Series 2020:
350 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA 412,114
500 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 587,570
2,500 4.000%, 7/01/45 - BAM Insured 7/30 at 100.00 AA 2,903,075
1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin County
School District General Obligation Project, Series 2019, 5.000%, 6/01/40
6/29 at 100.00 AA 1,417,082
2,000 Mississippi State, General Obligation Bonds, Series 2021A, 3.000%,
6/01/40
6/30 at 100.00 AA 2,192,220
7,235 Total Mississippi 8,283,091
Missouri - 1.2%
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
585 3.000%, 3/01/40 3/29 at 100.00 AA- 621,130
500 3.000%, 3/01/41 3/29 at 100.00 AA- 529,700
1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa3 1,223,920

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Missouri (continued)
$ 2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/38
7/31 at 100.00 AA $ 2,167,760
5,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 A+ 5,716,400
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42, (UB)(4)
5/25 at 102.00 A+ 549,880
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project Series
2019:
250 4.000%, 12/01/35 12/25 at 100.00 AA+ 278,917
430 4.000%, 12/01/37 12/25 at 100.00 AA+ 477,076
850 4.000%, 12/01/38 12/25 at 100.00 AA+ 938,443
835 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A2 1,030,824
269 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
11/21 at 100.00 N/R 140,200
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,603,275
Wentzville, Missouri, Certificates of Participation, Series
2019:
895 5.000%, 11/01/28 11/27 at 100.00 A3 1,094,692
590 5.000%, 11/01/30 11/27 at 100.00 A3 716,012
1,040 5.000%, 11/01/31 11/27 at 100.00 A3 1,257,911
1,090 5.000%, 11/01/32 11/27 at 100.00 A3 1,316,568
17,334 Total Missouri 19,662,708
Montana - 0.6%
Bozeman, Montana, Tax Increment Revenue Bonds,
Bozeman Midtown Urban Renewal District, Serie 2020:
500 4.000%, 7/01/35 - AGM Insured 7/30 at 100.00 AA 585,905
425 4.000%, 7/01/40 - AGM Insured 7/30 at 100.00 AA 492,048
510 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/23
No Opt. Call A+ 539,427
Montana Facility Finance Authority, Montana, Health
Facilities Reveue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2018:
675 5.000%, 6/01/36 6/28 at 100.00 A 818,538
1,255 5.000%, 6/01/37 6/28 at 100.00 A 1,518,751
2,685 Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%,
11/15/43
11/27 at 100.00 Aa3 3,242,057
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana, General
Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35
7/28 at 100.00 A 3,640,100
9,030 Total Montana 10,836,826
Nebraska - 0.7%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
1,045 5.000%, 11/15/36 5/27 at 100.00 AA- 1,234,082
1,070 5.000%, 11/15/37 5/27 at 100.00 AA- 1,261,380
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/29
11/25 at 100.00 A 1,039,464
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
1,000 5.000%, 7/01/27 No Opt. Call BBB 1,206,650
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB 1,774,875
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 BBB 594,857
600 Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding
Bonds, Series 2017A, 5.000%, 12/15/34, (AMT)
12/26 at 100.00 Aa3 712,380

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Nebraska (continued)
$ 1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA $ 1,211,970
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1 3,347,484
10,440 Total Nebraska 12,383,142
Nevada - 1.0%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
505 5.000%, 9/01/31 9/27 at 100.00 A- 601,687
1,000 5.000%, 9/01/33 9/27 at 100.00 A- 1,187,380
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2 4,583,680
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3 133,542
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41, (UB)(4)
6/26 at 100.00 Aa1 2,347,380
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
1,190 4.000%, 12/01/23 No Opt. Call N/R 1,247,537
950 4.250%, 12/01/24 No Opt. Call N/R 1,022,399
450 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call N/R 467,730
2,425 Nevada System of Higher Education, Certificates of Participation, Series
2020A, 3.000%, 7/01/40
7/29 at 100.00 AA 2,516,447
Nevada System of Higher Education, Universities Revenue
Bonds, Series 2021:
1,255 3.000%, 7/01/40 7/31 at 100.00 Aa2 1,351,384
1,295 3.000%, 7/01/41 7/31 at 100.00 Aa2 1,390,506
15,185 Total Nevada 16,849,672
New Hampshire - 0.5%
580 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2012, 5.000%, 7/01/27
7/22 at 100.00 BBB+ 594,819
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+ 3,663,359
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+ 2,262,877
750 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A, 4.000%, 10/01/37
4/31 at 100.00 AA- 885,173
160 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36
2/28 at 100.00 A 194,613
6,585 Total New Hampshire 7,600,841
New Jersey - 2.8%
1,050 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/46 - BAM Insured
8/31 at 100.00 AA 1,231,671
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter School
of Newark, Series 2017:
460 5.000%, 7/15/23 No Opt. Call BBB- 492,416
485 5.000%, 7/15/24 No Opt. Call BBB- 534,373
510 5.000%, 7/15/25 No Opt. Call BBB- 577,096
535 5.000%, 7/15/26 No Opt. Call BBB- 618,979
560 5.000%, 7/15/27 No Opt. Call BBB- 659,697
3,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/34
11/29 at 100.00 Baa1 3,715,380
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call Baa1 1,153,130
1,465 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/44
12/29 at 100.00 Baa1 1,773,734

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal LLC
Project, Refunding Series 2017:
$ 1,755 5.000%, 10/01/22, (AMT) No Opt. Call Baa3 $ 1,821,462
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa3 1,643,355
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa3 2,007,342
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 1,161,660
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 Baa1 6,089,400
625 New Jersey State, General Obligation Bonds, Various Purpose Series
2014, 5.000%, 6/01/28
6/25 at 100.00 A3 717,400
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+ 2,630,103
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 Baa1 1,930,520
265 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 Baa1(5) 272,796
325 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012AA, 5.000%, 6/15/33
6/22 at 100.00 Baa1 334,458
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
330 5.250%, 6/15/33 6/23 at 100.00 Baa1 353,605
645 5.000%, 6/15/36 6/23 at 100.00 Baa1 687,183
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 Baa1 230,938
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 Baa1 1,113,800
2,145 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/37
12/30 at 100.00 Baa1 2,695,772
1,060 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 Baa1 1,232,780
2,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 1/01/32
1/27 at 100.00 A+ 2,400,840
New Jersey Turnpike Authority, Revenue Bonds, Tender
Option Bond Trust 2016-XF1057:
194 17.437%, 1/01/43, (Pre-refunded 7/01/22), 144A, (IF)(4) 7/22 at 100.00 N/R 219,061
116 17.437%, 1/01/43, (Pre-refunded 7/01/22), 144A, (IF)(4) 7/22 at 100.00 A+ 130,805
900 Newark, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2020A, 5.000%, 10/01/27 - AGM Insured
No Opt. Call AA 1,090,485
Passaic County Improvement Authority, New Jersey, County
Guaranteed Governmental Loan Revenue Bond, Patterson
City Board of Education Project, Green Series 2020:
500 3.000%, 2/01/39 2/30 at 100.00 Aa1 542,575
1,055 3.000%, 2/01/40 2/30 at 100.00 Aa1 1,142,607
South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 2,476,992
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 Baa1 1,530,035
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,466,725
40,090 Total New Jersey 46,679,175
New Mexico - 0.3%
850 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 5.000%, 7/01/38
7/30 at 100.00 AA 1,086,946
1,000 Las Cruces, New Mexico, Utility Revenue Bonds, Improvement Series
2018, 4.000%, 6/01/32
6/26 at 100.00 Aa3 1,126,760
2,880 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42, (Pre-
refunded 8/01/22)
8/22 at 100.00 AA(5) 2,983,766
4,730 Total New Mexico 5,197,472

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
New York - 5.1%
Build New York City Resource Corporation, New York,
Revenue Bonds, Academic Leadership Charter School,
Series 2021:
$ 310 4.000%, 6/15/26 No Opt. Call BBB- $ 348,641
300 4.000%, 6/15/28 No Opt. Call BBB- 346,320
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
4.000%, 6/01/31, 144A
6/29 at 100.00 N/R 268,940
Dormitory Authority of the State of New York, Revenue
Bonds, Memorial Sloan Kettering Cancer Center, Series
2017-1:
1,750 4.000%, 7/01/36, (UB)(4) 7/27 at 100.00 AA 2,005,727
1,750 4.000%, 7/01/37, (UB)(4) 7/27 at 100.00 AA 2,004,083
3,000 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM Insured
3/30 at 100.00 AA 3,098,100
250 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019A, 5.000%, 5/01/30
5/29 at 100.00 A- 312,638
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
2,670 4.000%, 7/01/50, (UB)(4) 7/30 at 100.00 A 3,067,296
2,670 4.000%, 7/01/53, (UB)(4) 7/30 at 100.00 A 3,060,327
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB- 360,288
750 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2012B, 5.000%, 7/01/38
7/22 at 100.00 Aa1 772,958
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37
7/27 at 100.00 BBB 1,462,898
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa2 5,346,765
320 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 445,322
340 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 495,115
1,455 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 1,619,415
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A 1,151,740
2,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A 2,429,960
150 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015B, 5.000%, 11/15/33
5/25 at 100.00 A3 168,535
925 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 BBB+ 1,100,815
1,500 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/31
12/30 at 100.00 BBB+ 1,937,640
2,500 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
11/21 at 100.00 CCC+ 2,562,700
New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB 1,385,922
370 5.000%, 7/01/32 7/25 at 100.00 BBB 411,162
1,020 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/39 - AGM Insured
1/31 at 100.00 AA 1,082,118
1,930 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB)(4)
6/25 at 100.00 AA+ 2,206,550

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
New York (continued)
$ 5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Subseries CC-1, 5.000%, 6/15/38
12/26 at 100.00 AA+ $ 5,996,550
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+ 5,820,700
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA 3,528,510
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/39
11/30 at 100.00 AAA 2,920,975
775 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/38, (UB)(4)
8/26 at 100.00 AA 917,840
5,000 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/39
12/28 at 100.00 AA 6,167,450
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016B:
540 5.000%, 6/01/29 6/26 at 100.00 A 627,853
250 5.000%, 6/01/31 6/26 at 100.00 A 288,480
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 3,098,497
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA 3,640,170
New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call N/R(5) 630,360
1,000 5.500%, 4/15/35, (ETM) No Opt. Call N/R(5) 1,411,420
100 New York State Thruway Authority, General Revenue Bonds, Series 2014J,
5.000%, 1/01/23
No Opt. Call A1 105,512
1,065 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 4.000%, 7/01/33, (AMT)
7/24 at 100.00 BBB 1,144,843
Newburgh, Orange County, New York, General Obligation
Bonds, Deficit Liquidation, Series 2012B:
605 5.000%, 6/15/24 6/22 at 100.00 Baa2 623,029
635 5.000%, 6/15/25 6/22 at 100.00 Baa2 653,923
915 Newburgh, Orange County, New York, General Obligation Bonds, Series
2012A, 5.000%, 6/15/25
6/22 at 100.00 Baa2 942,267
1,530 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/27, (AMT)
No Opt. Call Aa3 1,865,651
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1 682,374
100 Suffolk County, New York, General Obligation Bonds, Public Improvement
Series 2018A, 5.000%, 6/01/26 - AGM Insured
No Opt. Call AA 118,649
260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA- 313,440
2,895 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 AA- 3,625,466
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R 528,947
73,090 Total New York 85,104,881
North Carolina - 2.2%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017B:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 1,194,370
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3 1,187,090

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
North Carolina (continued)
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2019B:
$ 890 5.000%, 7/01/29, (AMT) No Opt. Call Aa3 $ 1,116,096
935 5.000%, 7/01/30, (AMT) 7/29 at 100.00 Aa3 1,163,729
985 5.000%, 7/01/31, (AMT) 7/29 at 100.00 Aa3 1,222,946
4,080 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40
7/25 at 100.00 AAA 4,701,180
New Hanover County, North Carolina, Limited Obligation
Bonds, New Hanover County Financing Corporation, Series
2021:
1,635 4.000%, 8/01/33 8/31 at 100.00 AA+ 2,026,632
1,635 4.000%, 8/01/34 8/31 at 100.00 AA+ 2,020,533
North Carolina Capital Facilities Finance Agency, Revenue
Bonds, Duke University Project, Series 2015 A:
125 5.000%, 10/01/41, (Pre-refunded 10/01/25), (UB)(4) 10/25 at 100.00 AA+(5) 146,778
1,020 5.000%, 10/01/55, (Pre-refunded 10/01/25), (UB)(4) 10/25 at 100.00 AA+(5) 1,197,704
350 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/22 - FGIC Insured, (ETM)
No Opt. Call Baa2(5) 353,356
North Carolina Eastern Municipal Power Agency, Power
System Revenue Bonds, Series 2012A:
1,000 5.000%, 1/01/25, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R(5) 1,032,220
1,500 5.000%, 1/01/26, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R(5) 1,548,330
3,155 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49, (UB)(4)
1/30 at 100.00 AA- 3,551,899
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
305 5.000%, 3/01/28 No Opt. Call N/R 357,759
2,500 4.000%, 3/01/51 3/28 at 103.00 N/R 2,681,000
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37
10/23 at 103.00 BBB 814,583
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding  Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB 4,287,290
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB 1,169,090
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3 1,332,133
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3 2,097,690
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3 1,361,092
500 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/33, (AMT)
5/30 at 100.00 Aa3 627,335
31,860 Total North Carolina 37,190,835
North Dakota - 0.5%
1,190 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/37
12/31 at 100.00 Baa2 1,374,557
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
490 3.000%, 5/01/35 5/27 at 100.00 Baa2 507,312
2,320 3.000%, 5/01/41 5/27 at 100.00 Baa2 2,369,578
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA- 1,586,062
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BBB- 1,756,740
6,850 Total North Dakota 7,594,249
Ohio - 3.0%
Bethel Local School District, Miami County, Ohio,
Certificates of Participation, Series 2020:
500 4.000%, 12/01/32 - BAM Insured 6/28 at 100.00 AA 570,665
1,000 4.000%, 12/01/36 - BAM Insured 6/28 at 100.00 AA 1,133,670

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 975 4.000%, 6/01/37 6/30 at 100.00 A- $ 1,116,365
945 4.000%, 6/01/38 6/30 at 100.00 A- 1,078,595
945 4.000%, 6/01/39 6/30 at 100.00 A- 1,074,956
City of Elyria, Ohio, General Obligation Various Purpose
Bonds, Series 2018:
1,315 5.000%, 12/01/39, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA(5) 1,414,020
3,045 5.000%, 12/01/43, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA(5) 3,274,288
2,920 Cleveland, Ohio, General Obligation Bonds, Various Purpose Series
2019A, 4.000%, 12/01/34
12/29 at 100.00 AA+ 3,472,493
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges &
Roadways Improvements, Subordinate Lien Series 2015A-2:
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R(5) 125,013
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+(5) 365,371
870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA 1,064,515
1,000 Cuyahoga Community College District, Ohio, General Obligation Bonds,
Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37
6/26 at 100.00 Aa1 1,173,210
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+ 2,276,640
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA 2,767,950
2,250 5.000%, 6/01/37 6/28 at 100.00 AAA 2,762,257
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49
No Opt. Call AA 7,573,900
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+ 577,715
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R 1,142,582
Ohio Higher Educational Facility Commission, Revenue
Bonds, Kenyon College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A 594,980
495 5.000%, 7/01/42 7/27 at 100.00 A 584,412
455 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 553,926
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA 2,990,650
3,350 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/35
6/29 at 100.00 AA+ 4,234,099
2,040 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32
1/28 at 100.00 AA 2,511,893
2,450 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 6/01/44
12/29 at 100.00 AAA 3,078,450
2,245 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/44
12/29 at 100.00 A- 2,739,057
41,200 Total Ohio 50,251,672

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Oklahoma - 0.7%
$ 4,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 5.000%, 6/01/31
No Opt. Call Aa3 $ 5,266,320
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems
Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA- 2,400,800
2,170 Kingfisher Special Projects Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020,
4.000%, 3/01/28
No Opt. Call A 2,527,182
500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A- 602,580
1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA- 1,589,282
10,040 Total Oklahoma 12,386,164
Oregon - 0.3%
950 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/38
6/29 at 100.00 Aa2 1,188,612
2,000 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, Series 2017, 5.000%, 6/15/31
6/27 at 100.00 Aa1 2,426,180
245 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
1/22 at 100.00 N/R 246,203
1,060 Oregon State, General Obligation Bonds, Article XI-M Seismic Projects
Series 2017C, 5.000%, 6/01/34
6/27 at 100.00 AA+ 1,282,112
4,255 Total Oregon 5,143,107
Pennsylvania - 3.8%
650 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/22
No Opt. Call Baa3 675,285
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 116,931
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
420 5.000%, 11/01/21 No Opt. Call BB- 420,000
650 5.000%, 11/01/24 No Opt. Call BB- 709,020
710 5.000%, 11/01/29 11/27 at 100.00 BB- 804,004
50 5.000%, 11/01/37 11/27 at 100.00 BB- 55,684
160 4.000%, 11/01/47 11/27 at 100.00 BB- 165,275
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Reading Hospital & Medical Center Project, Series
2012A:
1,300 5.000%, 11/01/40 5/22 at 100.00 BB- 1,314,742
1,155 5.000%, 11/01/44 5/22 at 100.00 BB- 1,167,382
835 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 851,049
1,000 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26, (Pre-refunded
12/01/21)
12/21 at 100.00 A+(5) 1,003,880
2,595 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/41
9/30 at 100.00 AA 3,038,226
Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017:
1,750 5.000%, 6/01/32 6/25 at 102.00 BB 1,903,143
1,760 5.000%, 6/01/37 6/25 at 102.00 BB 1,902,102
1,350 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB- 1,556,482

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Pennsylvania (continued)
$ 1,140 Lancaster County Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Lancaster General Hospital Project, Tender Option Bond Trust
2015-XF0065, 17.633%, 7/01/42, (Pre-refunded 1/01/22), 144A, (IF)
1/22 at 100.00 N/R(5) $ 1,175,602
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017A:
1,000 5.000%, 12/15/26 No Opt. Call AA 1,190,490
500 5.000%, 12/15/27 No Opt. Call AA 608,140
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017B:
500 5.000%, 12/15/26 No Opt. Call AA 595,245
500 5.000%, 12/15/27 No Opt. Call AA 608,140
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A 4,418,640
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB 1,120,170
2,290 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45
3/25 at 100.00 A 2,569,517
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health System,
Series 2019:
2,000 4.000%, 8/15/44, (UB)(4) 8/29 at 100.00 AA 2,310,000
3,000 4.000%, 8/15/49, (UB)(4) 8/29 at 100.00 AA 3,435,060
3,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2021B, 4.000%, 12/01/38
12/31 at 100.00 A+ 3,533,550
500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 565,515
5,385 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/38
12/29 at 100.00 A1 6,749,451
3,050 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/44
12/30 at 100.00 A 3,506,982
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 A 2,191,860
430 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/27
8/25 at 100.00 A 498,744
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A2 1,724,760
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A2 3,586,980
600 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 - AGM
Insured
9/29 at 100.00 AA 762,156
4,740 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/38, (UB)(4)
6/29 at 100.00 Aa3 5,909,453
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3 846,133
590 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016, 5.000%, 1/15/35
1/25 at 100.00 Aa1 669,921
55,380 Total Pennsylvania 64,259,714
Rhode Island - 0.4%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A 1,710,660
Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated
Group, Refunding Series 2016:
1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+ 1,724,865
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+ 2,520,122
5,200 Total Rhode Island 5,955,647

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
South Carolina - 1.0%
Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2019:
$ 1,000 5.000%, 7/01/36 7/29 at 100.00 A1 $ 1,249,680
800 5.000%, 7/01/37 7/29 at 100.00 A1 997,392
3,005 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Wofford College, Series 2019, 5.000%,
4/01/49
4/29 at 100.00 A- 3,582,020
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A:
75 5.750%, 11/01/23, (ETM) No Opt. Call N/R(5) 79,095
180 7.000%, 11/01/33, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R(5) 214,231
785 South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%,
7/01/33, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 A+(5) 911,628
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+ 3,472,156
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+ 541,368
Spartanburg County School District 7, South Carolina,
General Obligation Bonds, Series 2018B:
825 5.000%, 3/01/30 3/29 at 100.00 Aa1 1,050,085
1,495 5.000%, 3/01/38 3/29 at 100.00 Aa1 1,872,338
Spartanburg Regional Health Services District, Inc., South
Carolina, Hosptial Revenue Bonds, Series 2020A:
1,000 5.000%, 4/15/33 - AGM Insured 4/30 at 100.00 AA 1,274,240
1,050 5.000%, 4/15/35 - AGM Insured 4/30 at 100.00 AA 1,332,040
13,505 Total South Carolina 16,576,273
South Dakota - 0.3%
250 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/41
8/31 at 100.00 BBB- 278,350
1,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 AA- 1,187,860
2,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA- 3,271,603
4,015 Total South Dakota 4,737,813
Tennessee - 0.8%
1,820 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 A 2,215,413
1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call BBB 1,668,842
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Knowledge Academy Charter School, Series 2017A:
105 0.000%, 6/15/27, 144A(7) No Opt. Call N/R 63,000
300 0.000%, 6/15/37, 144A(7) 6/27 at 100.00 N/R 180,000
830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3 979,873
1,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA(5) 1,617,435
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32,
(AMT)
7/25 at 100.00 A1 1,541,741
3,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/1/2028)
6/28 at 100.68 A1 3,508,080

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tennessee (continued)
$ 1,245 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35,
(Pre-refunded 11/01/25)
11/25 at 100.00 AA+(5) $ 1,463,062
11,550 Total Tennessee 13,237,446
Texas - 15.8%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36
8/27 at 100.00 AAA 1,873,130
2,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%,
8/15/41
8/31 at 100.00 Aaa 2,136,420
560 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%,
12/01/35
6/27 at 100.00 AAA 669,721
1,125 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB- 1,154,689
485 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015,
5.000%, 8/01/27
8/25 at 100.00 AA 560,975
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+ 561,295
500 5.000%, 1/01/33 1/27 at 100.00 BB+ 558,610
Austin, Texas, Airport System Revenue Bonds, Series 2017A:
890 5.000%, 11/15/35 11/26 at 100.00 A1 1,058,032
5,000 5.000%, 11/15/41 11/26 at 100.00 A1 5,931,050
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%,
11/15/46, (AMT)
11/26 at 100.00 A1 5,892,600
2,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/33, (AMT)
11/29 at 100.00 A1 2,499,740
3,200 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB)(4)
11/25 at 100.00 AA 3,664,320
Brazoria County Municipal Utility District 28, Texas, General
Obligation Bonds, Refunding Series 2021:
285 3.000%, 9/01/26 - AGM Insured No Opt. Call AA 312,172
910 2.000%, 9/01/27 - AGM Insured 9/26 at 100.00 AA 944,498
645 2.000%, 9/01/28 - AGM Insured 9/26 at 100.00 AA 665,111
985 2.000%, 9/01/29 - AGM Insured 9/26 at 100.00 AA 1,009,192
505 2.000%, 9/01/30 - AGM Insured 9/26 at 100.00 AA 514,539
520 2.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 527,145
360 2.000%, 9/01/32 - AGM Insured 9/26 at 100.00 AA 362,797
1,750 Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond,
Refunding Limited Contract Tax & Subordinate Lien Series 2020,
5.000%, 3/01/49
3/27 at 100.00 AA+ 2,059,610
1,825 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A-(5) 1,925,156
1,210 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2016, 5.000%, 1/01/28
1/26 at 100.00 BBB+ 1,400,708
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2021B:
900 5.000%, 1/01/38 1/31 at 100.00 A- 1,136,286
1,150 5.000%, 1/01/39 1/31 at 100.00 A- 1,448,471
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A-(5) 418,187
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A-(5) 1,968,963
95 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22
No Opt. Call BBB- 96,237
150 Corpus Christi, Texas, General Obligation Bonds, General Improvement
Series 2013, 5.000%, 3/01/27, (Pre-refunded 3/01/23)
3/23 at 100.00 AA(5) 159,549
4,120 Cypress-Fairbanks Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 AAA 4,558,244

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Texas (continued)
$ 5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41
12/25 at 100.00 AA+ $ 6,201,483
5,980 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Improvement Series 2014B, 4.500%, 11/01/45, (AMT)
11/22 at 100.00 A+ 6,227,931
765 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31
9/23 at 100.00 N/R 835,036
100 Fort Bend County Municipal Utility District 169, Texas, Contract Revenue
Bonds, Water/Sewer/Drainage Facilities, Series 2013, 4.750%, 12/01/35
- AGM Insured
12/21 at 100.00 AA 100,366
290 Galveston County Municipal Utuility District 56, Texas, General Obligation
Bonds, Series 2020, 4.500%, 12/01/25 - AGM Insured
No Opt. Call AA 335,982
Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2019:
1,280 5.000%, 3/01/30 3/29 at 100.00 AA- 1,584,499
1,190 5.000%, 3/01/31 3/29 at 100.00 AA- 1,475,695
1,790 5.000%, 3/01/32 3/29 at 100.00 AA- 2,210,328
Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2019A:
350 4.000%, 3/01/34 3/30 at 100.00 AA- 413,273
370 4.000%, 3/01/35 3/30 at 100.00 AA- 435,871
390 4.000%, 3/01/36 3/30 at 100.00 AA- 457,934
540 4.000%, 3/01/37 3/30 at 100.00 AA- 632,880
590 4.000%, 3/01/38 3/30 at 100.00 AA- 690,029
500 4.000%, 3/01/39 3/30 at 100.00 AA- 583,460
1,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System
Revenue Bonds, Refunding Series 2020, 4.000%, 3/01/45
3/30 at 100.00 AA- 1,151,370
Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2021A:
1,250 3.000%, 3/01/37 3/31 at 100.00 AA- 1,340,463
1,330 4.000%, 3/01/38 3/31 at 100.00 AA- 1,574,108
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C:
4,165 4.000%, 10/01/45, (UB)(4) 4/30 at 100.00 A+ 4,783,919
4,990 4.000%, 10/01/49 4/30 at 100.00 A+ 5,692,592
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%,
10/01/43, (UB)(4)
4/28 at 100.00 AA+ 6,126,900
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB- 1,396,886
955 4.500%, 9/01/32 9/27 at 100.00 BBB- 1,084,575
9,000 Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding
Series 2017A, 4.000%, 10/01/37
10/27 at 100.00 AAA 10,318,050
6,000 Highland Park Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2016, 4.000%, 2/15/33
2/25 at 100.00 Aaa 6,621,720
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018A:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1 3,193,733
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1 2,435,940
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1 2,129,067
1,665 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/32, (AMT)
7/28 at 100.00 AA 2,044,470
1,630 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series   Series 2012A, 5.000%, 7/01/29, (Pre-refunded 7/01/22),
(AMT)
7/22 at 100.00 A(5) 1,681,117
2,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/46, (AMT)
7/31 at 100.00 A1 2,277,480
2,855 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2013A, 5.000%, 3/01/28, (Pre-refunded 3/01/23)
3/23 at 100.00 AA(5) 3,036,749
2,500 Keller Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34, (Pre-
refunded 2/15/25)
2/25 at 100.00 AAA(5) 2,794,275

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Texas (continued)
$ 1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A $ 1,568,196
Lake Houston Redevelopment Authority, Texas, Tax
Increment Contract Revenue Bonds, Series 2021:
350 3.000%, 9/01/38 9/31 at 100.00 BBB- 364,567
350 3.000%, 9/01/40 9/31 at 100.00 BBB- 360,937
4,220 3.000%, 9/01/44 9/31 at 100.00 BBB- 4,316,554
Lazy Nine Municipal Utility District 1B, Travis County, Texas,
General Obligation Water and Sewer Bonds, Series 2021A:
525 2.000%, 3/01/35 - AGM Insured 3/27 at 100.00 AA 495,952
530 2.000%, 3/01/37 - AGM Insured 3/27 at 100.00 AA 494,484
4,825 Little Elm Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46
2/28 at 100.00 AAA 5,823,437
1,695 Lone Star College System, Harris, Montgomery and San Jacinto Counties,
Texas, Revenue Financing System Bonds, Refunding Series 2021,
3.000%, 2/15/36
2/31 at 100.00 AA 1,834,363
1,250 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A+ 1,556,175
2,550 Lubbock, Texas, Electric Light and Power Revenue Bonds, Series 2021,
4.000%, 4/15/39
4/30 at 100.00 A+ 2,974,932
Martin County Hospital District, Texas, General Obligation
Bonds, Refunding Series 2021:
350 4.000%, 4/01/33 4/30 at 100.00 A3 396,767
350 4.000%, 4/01/35 4/30 at 100.00 A3 395,265
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A 545,400
300 5.000%, 1/01/25 1/24 at 100.00 A 328,533
1,000 Montgomery County Municipal Utility District 47, Texas, Waterworks and
Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29
10/25 at 100.00 Aa3 1,002,980
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB- 1,799,403
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB- 1,197,047
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1,
5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA 702,135
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds, NCCD
- College Station Properties LLC - Texas A&M University
Project,  Series 2015A:
1,500 5.000%, 7/01/23 No Opt. Call Caa1 1,290,000
750 5.000%, 7/01/30 7/25 at 100.00 Caa1 645,000
2,895 North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 1/01/29
1/26 at 100.00 BBB 3,326,413
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB- 3,334,060
2,120 North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A, 4.000%, 12/15/38
12/29 at 100.00 AA- 2,509,635
North Houston Development Corporation, Texas, Tax
Increment Contract Revenue Bonds, Refunding Series 2019:
880 3.000%, 9/01/36 - AGM Insured 9/29 at 100.00 AA 910,835
1,000 3.000%, 9/01/37 - AGM Insured 9/29 at 100.00 AA 1,034,620
1,000 North Texas Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42, (Pre-refunded
6/01/22)
6/22 at 100.00 BBB-(5) 1,028,300
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A+(5) 3,566,190

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Texas (continued)
$ 1,500 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2018, 5.000%, 1/01/31
1/28 at 100.00 A $ 1,826,040
Port Freeport, Brazoria County, Texas, Revenue Bonds,
Senior Lien Series 2018:
1,050 5.000%, 6/01/34, (AMT) 6/28 at 100.00 A+ 1,257,155
1,105 5.000%, 6/01/35, (AMT) 6/28 at 100.00 A+ 1,320,972
1,000 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, University Incarnate Word Project, Refunding &
Improvement Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 Baa1 1,123,280
1,500 San Antonio, Texas, Airport System Revenue Bonds, Improvement Series
2015, 5.000%, 7/01/45, (AMT)
7/25 at 100.00 A1 1,709,565
4,140 San Antonio, Texas, Water System Revenue Bonds, Refunding Series
2012A, 5.000%, 5/15/29
5/22 at 100.00 AA+ 4,244,742
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017, 5.000%,
10/01/39
10/27 at 100.00 AA- 1,077,959
3,975 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/40
12/29 at 100.00 AA 4,216,203
1,405 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/30
No Opt. Call A3 1,787,708
Texas Municipal Power Agency, Revenue Bonds,
Transmisison System, Refunding Series 2021:
3,000 2.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 2,956,620
1,000 3.000%, 9/01/36 - AGM Insured 9/26 at 100.00 AA 1,060,790
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
2,000 5.000%, 12/31/31 12/29 at 100.00 Baa2 2,503,320
3,185 5.000%, 12/31/34 12/29 at 100.00 Baa2 3,956,662
2,420 5.000%, 12/31/36 12/29 at 100.00 Baa2 2,994,242
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 373,314
455 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 504,709
1,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 12/31/32
12/30 at 100.00 Baa2 1,187,730
215 Texas Public Finance Authority Charter School Finance Corporation,
Charter School Revenue Bonds, School of Excellence Education Project,
Series 2004A, 7.000%, 12/01/34
11/21 at 100.00 B- 215,056
1,200 Texas State, General Obligation Bonds, College Student Loan Series 2014,
6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA 1,386,756
3,955 Texas State, General Obligation Bonds, College Student Loan Series
2020A, 4.500%, 8/01/30, (AMT)
2/30 at 100.00 AAA 4,912,347
Texas State, General Obligation Bonds, Refunding College
Student Loan Series 2019:
4,230 5.000%, 8/01/32, (AMT) No Opt. Call AAA 5,640,832
4,445 5.000%, 8/01/33, (AMT) No Opt. Call AAA 6,002,795
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26
10/24 at 100.00 AAA 2,265,480
7,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/34
10/25 at 100.00 AAA 8,133,720
1,330 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41, (Pre-
refunded 8/15/22)
8/22 at 100.00 A(5) 1,380,740
1,140 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/29
8/24 at 100.00 A- 1,276,481
7,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2015A, 4.000%, 10/15/34
10/25 at 100.00 AAA 7,842,030

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Texas (continued)
$ 1,250 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46
10/26 at 100.00 AAA $ 1,488,262
Travis County Water Control and Improvement District 17,
Steiner Ranch Defined Area, Texas, General Obligation
Bonds, Refunding Series 2020:
1,250 3.000%, 5/01/28 - BAM Insured No Opt. Call AA 1,384,187
1,105 3.000%, 5/01/29 - BAM Insured No Opt. Call AA 1,228,683
2,000 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2017C, 5.000%, 2/15/29
2/26 at 100.00 AA 2,336,080
1,185 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021, 3.000%, 9/01/38
9/31 at 100.00 Baa2 1,240,648
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 BBB 1,853,306
2,000 Viridian Municipal Management District, Texas, Unlimited Tax Revenue
Bonds, Road Improvement Series 2021, 2.250%, 12/01/37 - AGM
Insured
12/27 at 100.00 AA 1,898,320
1,070 Viridian Municipal Management District, Texas, Unlimited Tax Revenue
Bonds, Utility Improvement Series 2021, 2.250%, 12/01/37 - AGM
Insured
12/27 at 100.00 AA 1,015,601
Washington County Junior College District, Texas,
Combined Fee Revenue Bonds, Refunding Series 2020:
1,700 5.000%, 10/01/29 - AGM Insured No Opt. Call AA 2,166,956
1,775 5.000%, 10/01/30 - AGM Insured No Opt. Call AA 2,282,969
1,385 4.000%, 10/01/31 - AGM Insured 10/30 at 100.00 AA 1,646,599
800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28
8/24 at 100.00 Aaa 931,168
230,845 Total Texas 264,367,835
Utah - 1.6%
2,870 Emery County School District, Utah, General Obligation Bonds, Series
2021, 2.000%, 6/15/41
12/30 at 100.00 Aaa 2,738,812
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+ 1,544,503
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R 1,948,588
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
1,875 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A 2,240,175
2,280 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A 2,723,369
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A 2,437,220
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA 596,905
500 5.000%, 10/15/31 10/27 at 100.00 AA 595,255
Utah Charter School Finance Authority, Utah, Charter School
Revenue Bonds, Spectrum Academy Project, Series 2020:
250 4.000%, 4/15/29 No Opt. Call Aa2 291,690
705 4.000%, 4/15/30 No Opt. Call Aa2 830,603
760 4.000%, 4/15/32 4/30 at 100.00 Aa2 887,475
5,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 5.000%, 5/15/43, (UB)(4)
5/30 at 100.00 AA+ 6,268,350
400 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47
5/24 at 100.00 AA+ 430,940
750 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/38
4/31 at 100.00 BBB- 860,565
1,600 Weber Basin Water Conservancy District, Utah, Water Revenue Bonds,
Series 2021A, 4.000%, 4/01/46
4/29 at 100.00 AAA 1,845,200
22,700 Total Utah 26,239,650

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Vermont - 0.2%
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, University of Vermont Medical
Center Project, Green Series 2016B:
$ 1,270 5.000%, 12/01/37 6/26 at 100.00 A+ $ 1,486,865
1,500 5.000%, 12/01/38 6/26 at 100.00 A+ 1,753,950
2,770 Total Vermont 3,240,815
Virginia - 1.1%
1,065 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA 1,245,262
3,375 Fairfax County Economic Development Authority, Virginia, Transportation
Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B,
3.000%, 4/01/36
4/26 at 100.00 AA+ 3,592,755
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)(4)
5/28 at 100.00 AA+ 2,256,020
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
6/24 at 100.00 A3 1,546,160
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 3,300,720
2,135 Lynchburg, Virginia, General Obligation Bonds, Public Improvement,
Series 2020, 5.000%, 8/01/28
No Opt. Call AA+ 2,701,693
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A3 562,523
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA 1,183,763
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB 2,073,663
40 Virginia Small Business Financing Authority, Senior Lien Revenue Bonds,
Elizabeth River Crossing, Opco LLC Project, Series 2012, 4.750%,
1/01/25, (AMT)
7/22 at 100.00 BBB 41,084
16,055 Total Virginia 18,503,643
Washington - 1.4%
Camas, Washington, Water and Sewer Revenue Bonds,
Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3 873,432
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3 1,516,404
3,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/35, (UB)(4)
11/26 at 100.00 AAA 3,582,360
1,915 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2019A, 5.000%, 7/01/36
7/29 at 100.00 Aa2 2,408,898
1,705 King County School District 415 Kent, Washington, General Obligation
Bonds, Series 2019, 4.000%, 12/01/38
12/29 at 100.00 Aaa 2,031,200
1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA 1,605,133
2,500 Pierce County School District 403, Bethel, Washington, General Obligation
Bonds, Series 2019, 5.000%, 12/01/37
6/29 at 100.00 Aaa 3,141,050
400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/28
No Opt. Call BBB+ 499,644
2,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB)(4)
10/27 at 100.00 Aa2 2,378,760
Washington State, Certificates of Participation, State & Local
Agency Real & Personal Property Series 2020B:
2,100 5.000%, 7/01/39 7/30 at 100.00 Aa1 2,669,562
2,190 5.000%, 7/01/40 7/30 at 100.00 Aa1 2,774,555
19,140 Total Washington 23,480,998

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
West Virginia - 0.6%
$ 1,000 Marshall University, West Virginia, University Revenue Bonds, Refunding &
Improvement Series 2020A, 3.000%, 5/01/46 - AGM Insured
5/30 at 100.00 AA $ 1,045,570
250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A 278,230
2,545 West Virginia State, General Obligation Bonds, State Road Series 2019A,
5.000%, 6/01/41
6/29 at 100.00 Aa2 3,174,684
2,840 West Virginia State, General Obligation Bonds, State Road Series 2021A,
5.000%, 6/01/38
6/31 at 100.00 Aa2 3,685,979
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series
2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA 1,393,763
7,885 Total West Virginia 9,578,226
Wisconsin - 1.7%
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Refunding
Series 2020A:
2,950 5.000%, 6/01/38 6/30 at 100.00 A+ 3,719,035
5,000 4.000%, 6/01/39 6/30 at 100.00 A+ 5,818,950
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB- 1,948,773
485 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Tender Option Bond Trust 2015-XF0127, 17.724%, 4/01/38, (Pre-
refunded 4/01/23), 144A, (IF)(4)
4/23 at 100.00 AA-(5) 614,296
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 A- 2,759,378
335 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 BBB+ 369,438
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R(5) 2,254,662
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R(5) 857,752
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 AA 5,940,900
1,505 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R(5) 1,752,618
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/26
7/24 at 100.00 A 111,473
1,850 Wisconsin State, Transportation Revenue Bonds, Series 2021A, 3.000%,
7/01/41
7/30 at 100.00 AAA 2,030,375
23,950 Total Wisconsin 28,177,650
Wyoming - 0.1%
1,000 Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) -
BAM Insured
1/27 at 100.00 A2(5) 1,214,380
$ 1,505,326 Total Long-Term Investments (cost $1,672,377,833) 1,753,250,580
Floating Rate Obligations - (7.7)% (129,195,000)
Other Assets Less Liabilities - 2.8% 46,888,461
Net Assets - 100% $ 1,670,944,041

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,753,250,580 $ – $ 1,753,250,580
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.